Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Provisional benefit for transition tax on historic foreign earnings	$ 2	$ 15
Provisional benefit related to TCJ Act		600
Income tax expense	(309)	336	$ (557)
Net operating loss carryforwards	1,500
Deferred tax assets, foreign net operating loss carryforwards	389
Deferred tax assets, net operating loss carryforwards due to expire	$ 11
Net operating loss carryforwards expiration range	2019 and 2038
Net operating loss carryforwards due to expire in one year	less than $1 million
Deferred tax assets, net operating loss carryforwards not subject to expiration	$ 378
Net operating loss carryforwards valuation allowance	379
Deferred tax asset valuation allowance decrease	9
Accrual for interest and penalties	40	33
Unrecognized tax benefits that would impact effective tax rate	310	285
Income tax examination, estimate of possible loss	817
Accrual related to IRS proposed additional tax owed	52
Release of valuation allowance against foreign deferred tax assets	6
Foreign deferred tax assets, valuation allowance, decrease	3
Restructuring [member]
Operating Loss Carryforwards [Line Items]
Deferred other tax expense (benefit)	9
Income tax expense			$ 477
Remeasurement of DTAs/DTLs, uncertain tax position reserves and other tax liabilities [member]
Operating Loss Carryforwards [Line Items]
Provisional benefit related to TCJ Act		$ 569
Adjustment to complete accounting related to TCJ Act	10
Pre-enactment [member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent		35.00%
Post-enactment [member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate, percent		21.00%
Remeasurement of U.S. DTAs/DTLs [member]
Operating Loss Carryforwards [Line Items]
Provisional benefit related to TCJ Act		$ 452
Uncertain tax position reserves [member]
Operating Loss Carryforwards [Line Items]
Provisional benefit related to TCJ Act		33
Other tax liabilities [member]
Operating Loss Carryforwards [Line Items]
Provisional benefit related to TCJ Act		84
Recognition of tax benefits [member]
Operating Loss Carryforwards [Line Items]
Provisional benefit for transition tax on historic foreign earnings		$ 16
Outside basis difference in controlled foreign corporation [member]
Operating Loss Carryforwards [Line Items]
Adjustment to complete accounting related to TCJ Act	31
U.S. DTLs [member] | Restructuring [member]
Operating Loss Carryforwards [Line Items]
Deferred other tax expense (benefit)	12
Remeasurement of DTAs/DTLs [member] | Restructuring [member]
Operating Loss Carryforwards [Line Items]
Deferred other tax expense (benefit)	$ (3)